MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF
SCHEDULE OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.8%
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. (United States)*	258	$14,427
Beverages — 0.8%
Boston Beer Co., Inc., Class A (The) (United States)*	30	10,125
Monster Beverage Corp. (United States)*	2,596	152,178
		162,303
Biotechnology — 4.2%
Amgen, Inc. (United States)	1,476	325,679
Biogen, Inc. (United States)*	302	89,516
Exelixis, Inc. (United States)*	692	13,342
Gilead Sciences, Inc. (United States)	3,064	235,744
Neurocrine Biosciences, Inc. (United States)*	243	21,756
Vertex Pharmaceuticals, Inc. (United States)*	547	176,993
		863,030
Capital Markets — 0.5%
Cboe Global Markets, Inc. (United States)	246	32,575
Nasdaq, Inc. (United States)	1,024	56,678
PJT Partners, Inc., Class A (United States)	74	4,988
		94,241
Chemicals — 1.5%
Balchem Corp. (United States)	74	9,149
Ecolab, Inc. (United States)	660	108,933
RPM International, Inc. (United States)	331	26,410
Sherwin-Williams Co., (The) (United States)	682	155,346
		299,838
Commercial Services & Supplies — 2.1%
Cintas Corp. (United States)	299	141,170
Copart, Inc. (United States)*	1,034	90,568
Rollins, Inc. (United States)	1,138	44,746
Waste Management, Inc. (United States)	934	151,233
		427,717
Distributors — 0.2%
LKQ Corp. (United States)	706	37,242
Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp. (United States)	330	18,137
National Instruments Corp. (United States)	344	19,883
Zebra Technologies Corp., Class A (United States)*	139	36,497
		74,517
Entertainment — 3.1%
Activision Blizzard, Inc. (United States)	1,671	134,014
Electronic Arts, Inc. (United States)	641	82,048
Netflix, Inc. (United States)*	1,044	412,620
World Wrestling Entertainment, Inc., Class A (United States)	182	18,440
		647,122
Food & Staples Retailing — 3.2%
Casey’s General Stores, Inc. (United States)	116	26,175
Costco Wholesale Corp. (United States)	1,221	624,615
		650,790
Food Products — 0.1%
Darling Ingredients, Inc. (United States)*	333	21,106
Ground Transportation — 0.0%
RXO, Inc. (United States)*	289	6,031
Health Care Equipment & Supplies — 2.3%
Globus Medical, Inc., Class A (United States)*	235	12,721
IDEXX Laboratories, Inc. (United States)*	317	147,332
Intuitive Surgical, Inc. (United States)*	760	233,958
ResMed, Inc. (United States)	413	87,056
		481,067
Health Care Providers & Services — 6.2%
HCA Healthcare, Inc. (United States)	788	208,182
McKesson Corp. (United States)	319	124,678
UnitedHealth Group, Inc. (United States)	1,950	950,118
		1,282,978
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A (United States)*	379	62,800
Household Durables — 0.3%
Meritage Homes Corp. (United States)	86	9,918
NVR, Inc. (United States)*	8	44,434
		54,352
Industrial Conglomerates — 0.5%
3M Co. (United States)	1,207	112,625
Interactive Media & Services — 11.7%
Alphabet, Inc., Class C (United States)*	9,139	1,127,478
Facebook, Inc., Class A (United States)*	4,712	1,247,361
Pinterest, Inc., Class A (United States)*	1,621	38,807
		2,413,646
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc. (United States)*	9,534	1,149,610
eBay, Inc. (United States)	1,351	57,472
Etsy, Inc. (United States)*	288	23,342
		1,230,424
IT Services — 10.6%
Cognizant Technology Solutions Corp., Class A (United States)	1,352	84,486
EPAM Systems, Inc. (United States)*	141	36,183
Gartner, Inc. (United States)*	223	76,458
GoDaddy, Inc., Class A (United States)*	388	28,471
Jack Henry & Associates, Inc. (United States)	183	27,979
Mastercard, Inc., Class A (United States)	2,664	972,413
Visa, Inc., Class A (United States)	4,265	942,693
		2,168,683
Machinery — 0.3%
Cummins, Inc. (United States)	287	58,666
Tennant Co. (United States)	45	3,290
		61,956
Media — 0.1%
New York Times Co., Class A (The) (United States)	383	13,566
Pharmaceuticals — 4.6%
Johnson & Johnson (United States)	6,045	937,338
Professional Services — 0.0%
TaskUS, Inc., Class A (United States)*	217	2,354
Upwork, Inc. (United States)*	276	2,263
		4,617
Road & Rail — 1.8%
Old Dominion Freight Line, Inc. (United States)	303	94,063
Union Pacific Corp. (United States)	1,408	271,068
		365,131
Semiconductors & Semiconductor Equipment — 5.3%
Broadcom, Inc. (United States)	990	799,880
Cirrus Logic, Inc. (United States)*	137	10,642
Impinj, Inc. (United States)*	64	6,550
Lam Research Corp. (United States)	372	229,412
Skyworks Solutions, Inc. (United States)	314	32,502
Universal Display Corp. (United States)	108	15,912
		1,094,898
Software — 19.6%
Adobe Systems, Inc. (United States)*	1,439	601,200
Alteryx, Inc., Class A (United States)*	165	6,425
Appfolio, Inc., Class A (United States)*	78	11,166
Autodesk, Inc. (United States)*	715	142,564
Cadence Design Systems, Inc. (United States)*	773	178,493
Fair Isaac Corp. (United States)*	85	66,952
Fortinet, Inc. (United States)*	2,330	159,209
HubSpot, Inc. (United States)*	113	58,533
Microsoft Corp. (United States)	3,423	1,124,079
Nutanix, Inc., Class A (United States)*	506	14,988
Oracle Corp. (United States)	6,851	725,795
Palo Alto Networks, Inc. (United States)*	688	146,812
Pegasystems, Inc. (United States)	193	9,333
ServiceNow, Inc. (United States)*	577	314,338
Synopsys, Inc. (United States)*	442	201,092
VMware, Inc., Class A (United States)*	955	130,157
Workday, Inc., Class A (United States)*	661	140,125
		4,031,261
Specialty Retail — 6.7%
Camping World Holdings, Inc., Class A (United States)	99	2,668
Home Depot, Inc., (The) (United States)	3,142	890,600
Lowe’s Cos, Inc. (United States)	1,927	387,578
RH (United States)*	53	12,984
Ulta Beauty, Inc. (United States)*	139	56,966
Williams-Sonoma, Inc. (United States)	176	19,978
Winmark Corp. (United States)	20	6,520
		1,377,294
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. (United States)	5,919	1,049,143
Pure Storage, Inc., Class A (United States)*	751	21,621
		1,070,764
Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B (United States)	3,599	378,832
Under Armour, Inc., Class A (United States)*	1,222	8,812
		387,644
Thrifts & Mortgage Finance — 0.0%
Walker & Dunlop, Inc. (United States)	65	4,757
Trading Companies & Distributors — 0.2%
Watsco, Inc. (United States)	107	34,708
Total Common Stocks (Cost $19,150,502)		20,488,873

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 3.21% (United States)(a)	27,810	27,810
Total Short-Term Investments (Cost $27,810)		27,810

Total Investments (Cost $19,178,312) — 99.9%		20,516,683
Other Assets in Excess of Liabilities — 0.1%		19,300
NET ASSETS — 100.0%		$20,535,983
(Applicable to 1,175,000 shares outstanding)

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2023.

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2023
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
CAPITAL EFFICIENCY FUND
Common Stocks	$20,488,873	$20,488,873	$-	$-	$-
Short-Term Investments	27,810	27,810	-	-	-
Total Investments*	$20,516,683	$20,516,683	$-	$-	$-

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.